Distribution Date:	10/17/22	WFRBS Commercial Mortgage Trust 2014-C22
Determination Date:	10/11/22
Next Distribution Date:	11/18/22
Record Date:	09/30/22	Commercial Mortgage Pass-Through Certificates
Series 2014-C22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	17-20	Special Servicer	CWCapital Asset Management LLC
Principal Prepayment Detail	21		Brian Hanson		bhanson@cwcapital.com
Historical Detail	22		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Delinquency Loan Detail	23	Trust Administrator	Pentalpha Surveillance LLC
			Don Simon	(203) 660-6100
Collateral Stratification and Historical Detail	24
			PO Box 4839 | Greenwich, CT 06831 | United States
Specially Serviced Loan Detail - Part 1	25
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	26		Bank, N.A.
Modified Loan Detail	27		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	28		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	29	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	30		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	31		1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92890KAW5	1.479000%	57,333,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92890KAX3	2.976000%	75,863,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92890KAY1	3.528000%	59,936,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92890KAZ8	3.488000%	360,000,000.00	326,971,230.66	0.00	950,396.38	0.00	0.00	950,396.38	326,971,230.66	36.41%	30.00%
A-5	92890KBA2	3.752000%	386,043,000.00	386,043,000.00	0.00	1,207,027.78	0.00	0.00	1,207,027.78	386,043,000.00	36.41%	30.00%
A-SB	92890KBB0	3.464000%	102,144,000.00	39,667,296.88	1,784,809.35	114,506.26	0.00	0.00	1,899,315.61	37,882,487.53	36.41%	30.00%
A-S	92890KBC8	4.069000%	104,132,000.00	104,132,000.00	0.00	353,094.26	0.00	0.00	353,094.26	104,132,000.00	27.59%	23.00%
B	92890KBF1	4.371000%	68,802,000.00	68,802,000.00	0.00	250,611.29	0.00	0.00	250,611.29	68,802,000.00	21.76%	18.38%
C	92890KBG9	3.766716%	52,066,000.00	52,066,000.00	0.00	163,431.54	0.00	0.00	163,431.54	52,066,000.00	17.35%	14.88%
D	92890KAJ4	3.907716%	111,570,000.00	111,570,000.00	0.00	363,319.92	0.00	0.00	363,319.92	111,570,000.00	7.90%	7.38%
E	92890KAL9	3.455000%	31,611,000.00	31,611,000.00	0.00	91,013.34	0.00	0.00	91,013.34	31,611,000.00	5.23%	5.25%
F	92890KAN5	3.455000%	14,876,000.00	14,876,000.00	0.00	42,830.48	0.00	0.00	42,830.48	14,876,000.00	3.97%	4.25%
G	92890KAQ8	3.455000%	63,223,793.00	46,840,871.33	0.00	50,147.17	0.00	0.00	50,147.17	46,840,871.33	0.00%	0.00%
R	92890KAS4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92890KAU9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,487,599,795.00	1,182,579,398.87	1,784,809.35	3,586,378.42	0.00	0.00	5,371,187.77	1,180,794,589.52

X-A	92890KBD6	0.789269%	1,145,451,000.00	856,813,527.54	0.00	563,547.07	0.00	0.00	563,547.07	855,028,718.19
X-B	92890KBE4	0.452451%	232,438,000.00	232,438,000.00	0.00	87,639.05	0.00	0.00	87,639.05	232,438,000.00
X-C	92890KAA3	1.010716%	31,611,000.00	31,611,000.00	0.00	26,624.79	0.00	0.00	26,624.79	31,611,000.00
X-D	92890KAC9	1.010716%	14,876,000.00	14,876,000.00	0.00	12,529.51	0.00	0.00	12,529.51	14,876,000.00
X-E	92890KAE5	1.010716%	63,223,793.00	46,840,871.33	0.00	39,452.36	0.00	0.00	39,452.36	46,840,871.33
X-Y	92890KAG0	0.200000%	29,558,534.00	10,731,157.37	0.00	1,788.53	0.00	0.00	1,788.53	10,722,963.01
Notional SubTotal			1,517,158,327.00	1,193,310,556.24	0.00	731,581.31	0.00	0.00	731,581.31	1,191,517,552.53

Deal Distribution Total					1,784,809.35	4,317,959.73	0.00	0.00	6,102,769.08

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92890KAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92890KAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92890KAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92890KAZ8	908.25341850	0.00000000	2.63998994	0.00000000	0.00000000	0.00000000	0.00000000	2.63998994	908.25341850
A-5	92890KBA2	1,000.00000000	0.00000000	3.12666667	0.00000000	0.00000000	0.00000000	0.00000000	3.12666667	1,000.00000000
A-SB	92890KBB0	388.34681313	17.47346246	1.12102776	0.00000000	0.00000000	0.00000000	0.00000000	18.59449023	370.87335066
A-S	92890KBC8	1,000.00000000	0.00000000	3.39083337	0.00000000	0.00000000	0.00000000	0.00000000	3.39083337	1,000.00000000
B	92890KBF1	1,000.00000000	0.00000000	3.64250007	0.00000000	0.00000000	0.00000000	0.00000000	3.64250007	1,000.00000000
C	92890KBG9	1,000.00000000	0.00000000	3.13893020	0.00000000	0.00000000	0.00000000	0.00000000	3.13893020	1,000.00000000
D	92890KAJ4	1,000.00000000	0.00000000	3.25643022	0.00000000	0.00000000	0.00000000	0.00000000	3.25643022	1,000.00000000
E	92890KAL9	1,000.00000000	0.00000000	2.87916675	0.00000000	0.00000000	0.00000000	0.00000000	2.87916675	1,000.00000000
F	92890KAN5	1,000.00000000	0.00000000	2.87916644	0.00000000	0.00000000	0.00000000	0.00000000	2.87916644	1,000.00000000
G	92890KAQ8	740.87410937	0.00000000	0.79316927	1.33993084	100.22058563	0.00000000	0.00000000	0.79316927	740.87410937
R	92890KAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92890KAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92890KBD6	748.01412504	0.00000000	0.49198706	0.00000000	0.00000000	0.00000000	0.00000000	0.49198706	746.45595332
X-B	92890KBE4	1,000.00000000	0.00000000	0.37704270	0.00000000	0.00000000	0.00000000	0.00000000	0.37704270	1,000.00000000
X-C	92890KAA3	1,000.00000000	0.00000000	0.84226345	0.00000000	0.00000000	0.00000000	0.00000000	0.84226345	1,000.00000000
X-D	92890KAC9	1,000.00000000	0.00000000	0.84226338	0.00000000	0.00000000	0.00000000	0.00000000	0.84226338	1,000.00000000
X-E	92890KAE5	740.87410937	0.00000000	0.62401128	0.00000000	0.00000000	0.00000000	0.00000000	0.62401128	740.87410937
X-Y	92890KAG0	363.04768599	0.00000000	0.06050808	0.00000000	0.00000000	0.00000000	0.00000000	0.06050808	362.77046115

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	09/01/22 - 09/30/22	30	0.00	950,396.38	0.00	950,396.38	0.00	0.00	0.00	950,396.38	0.00
A-5	09/01/22 - 09/30/22	30	0.00	1,207,027.78	0.00	1,207,027.78	0.00	0.00	0.00	1,207,027.78	0.00
A-SB	09/01/22 - 09/30/22	30	0.00	114,506.26	0.00	114,506.26	0.00	0.00	0.00	114,506.26	0.00
X-A	09/01/22 - 09/30/22	30	0.00	563,547.07	0.00	563,547.07	0.00	0.00	0.00	563,547.07	0.00
X-B	09/01/22 - 09/30/22	30	0.00	87,639.05	0.00	87,639.05	0.00	0.00	0.00	87,639.05	0.00
X-C	09/01/22 - 09/30/22	30	0.00	26,624.79	0.00	26,624.79	0.00	0.00	0.00	26,624.79	0.00
X-D	09/01/22 - 09/30/22	30	0.00	12,529.51	0.00	12,529.51	0.00	0.00	0.00	12,529.51	0.00
X-E	09/01/22 - 09/30/22	30	0.00	39,452.36	0.00	39,452.36	0.00	0.00	0.00	39,452.36	0.00
X-Y	09/01/22 - 09/30/22	30	0.00	1,788.53	0.00	1,788.53	0.00	0.00	0.00	1,788.53	0.00
A-S	09/01/22 - 09/30/22	30	0.00	353,094.26	0.00	353,094.26	0.00	0.00	0.00	353,094.26	0.00
B	09/01/22 - 09/30/22	30	0.00	250,611.29	0.00	250,611.29	0.00	0.00	0.00	250,611.29	0.00
C	09/01/22 - 09/30/22	30	0.00	163,431.54	0.00	163,431.54	0.00	0.00	0.00	163,431.54	0.00
D	09/01/22 - 09/30/22	30	0.00	363,319.92	0.00	363,319.92	0.00	0.00	0.00	363,319.92	0.00
E	09/01/22 - 09/30/22	30	0.00	91,013.34	0.00	91,013.34	0.00	0.00	0.00	91,013.34	0.00
F	09/01/22 - 09/30/22	30	0.00	42,830.48	0.00	42,830.48	0.00	0.00	0.00	42,830.48	0.00
G	09/01/22 - 09/30/22	30	6,251,610.05	134,862.68	0.00	134,862.68	84,715.51	0.00	0.00	50,147.17	6,336,325.56
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			6,251,610.05	4,402,675.24	0.00	4,402,675.24	84,715.51	0.00	0.00	4,317,959.73	6,336,325.56

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

	Additional Information
Total Available Distribution Amount (1)	6,102,769.08
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,436,288.46	Master Servicing Fee	28,117.05
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,845.00
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	492.74
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,948.43
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,436,288.46	Total Fees	33,613.22

Principal		Expenses/Reimbursements
Scheduled Principal	1,784,809.37	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	75,791.53
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,282.27
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	641.71
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,784,809.37	Total Expenses/Reimbursements	84,715.51

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,317,959.73
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,784,809.35
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,102,769.08
Total Funds Collected	6,221,097.83	Total Funds Distributed	6,221,097.81

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,182,579,398.87	1,182,579,398.87	Beginning Certificate Balance	1,182,579,398.87
(-) Scheduled Principal Collections	1,784,809.37	1,784,809.37	(-) Principal Distributions	1,784,809.35
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.02)	(0.02)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,180,794,589.52	1,180,794,589.52	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,187,090,278.53	1,187,090,278.53	Ending Certificate Balance	1,180,794,589.52
Ending Actual Collateral Balance	1,185,386,260.47	1,185,386,260.47

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.47%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	22	144,112,558.71	12.20%	21	4.5972	NAP	Defeased	22	144,112,558.71	12.20%	21	4.5972	NAP
1,000,000 or less	1	760,664.20	0.06%	21	4.3500	1.490000	1.20 or less	12	334,423,715.61	28.32%	20	4.6249	0.814741
1,000,001 to 2,000,000	14	22,971,567.37	1.95%	22	4.6255	2.133088	1.21 to 1.30	2	20,926,969.54	1.77%	22	4.9057	1.269054
2,000,001 to 3,000,000	10	24,560,731.24	2.08%	22	4.6901	2.620099	1.31 to 1.40	6	25,258,519.15	2.14%	22	4.4479	1.354387
3,000,001 to 4,000,000	7	24,216,089.45	2.05%	22	4.4815	2.103860	1.41 to 1.50	6	32,035,870.60	2.71%	22	4.6641	1.460907
4,000,001 to 5,000,000	6	26,087,617.52	2.21%	22	4.7529	1.461808	1.51 to 1.60	5	85,168,118.37	7.21%	22	4.3546	1.548321
5,000,001 to 6,000,000	10	53,050,238.10	4.49%	22	4.7510	1.661550	1.61 to 1.70	6	68,654,267.52	5.81%	22	4.5657	1.661433
6,000,001 to 7,000,000	4	26,321,612.41	2.23%	22	4.6584	1.512900	1.71 to 1.80	2	8,948,275.11	0.76%	23	4.3532	1.778057
7,000,001 to 8,000,000	5	37,279,765.23	3.16%	22	4.6195	2.191823	1.81 to 1.90	7	256,740,108.01	21.74%	23	4.2864	1.867202
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	5	39,439,726.13	3.34%	23	4.5509	1.964161
9,000,001 to 10,000,000	2	19,196,741.56	1.63%	22	4.4227	2.661097	2.01 to 2.25	8	28,925,410.20	2.45%	22	4.6212	2.135436
10,000,001 to 15,000,000	6	75,024,702.11	6.35%	22	4.6385	2.165173	2.26 to 2.75	7	39,124,626.98	3.31%	23	4.6798	2.633328
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	9	227,618,753.88	19.28%	19	4.4957	1.970771	3.01 to 3.50	7	40,527,841.00	3.43%	21	4.4977	3.299646
30,000,001 to 50,000,000	3	136,799,907.88	11.59%	22	4.4666	1.515754	3.51 or greater	7	56,508,582.59	4.79%	22	4.2357	4.164811
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	102	1,180,794,589.52	100.00%	22	4.5015	1.682148
70,000,001 to 100,000,000	1	94,936,037.96	8.04%	22	4.5850	0.385800
100,000,001 or greater	2	267,857,601.90	22.68%	23	4.2788	1.542855
Totals	102	1,180,794,589.52	100.00%	22	4.5015	1.682148
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	22	144,112,558.71	12.20%	21	4.5972	NAP	North Dakota	1	21,554,321.34	1.83%	(13)	5.0100	0.479700
Alabama	1	661,678.07	0.06%	23	4.2200	4.214500	Ohio	6	18,305,021.29	1.55%	22	4.5909	1.791369
Arizona	2	6,145,622.38	0.52%	22	4.5317	2.530127	Oklahoma	1	14,594,267.71	1.24%	22	5.0600	1.253500
Arkansas	1	2,223,821.66	0.19%	22	4.7100	3.439300	Oregon	1	1,973,659.29	0.17%	22	4.6700	2.510300
California	15	256,441,866.91	21.72%	23	4.1962	2.194519	Pennsylvania	6	16,332,226.07	1.38%	23	4.5181	3.047604
Colorado	1	47,612,500.00	4.03%	22	4.2300	1.554200	South Carolina	2	7,161,182.63	0.61%	22	4.7910	1.627697
Connecticut	5	98,520,344.59	8.34%	22	4.5892	0.444785	Tennessee	3	10,024,810.93	0.85%	22	4.9868	1.933998
Delaware	2	8,511,038.42	0.72%	23	4.4632	1.665346	Texas	13	90,259,497.84	7.64%	23	4.4722	1.862379
Florida	5	88,064,430.43	7.46%	22	4.6419	1.156530	Utah	2	11,337,200.14	0.96%	23	4.5630	1.932407
Georgia	6	36,983,171.26	3.13%	23	4.6367	1.877200	Washington	2	7,686,707.60	0.65%	22	4.5904	2.283425
Illinois	2	6,054,452.72	0.51%	22	4.6880	0.997014	West Virginia	3	3,462,836.69	0.29%	23	4.5700	1.490800
Indiana	1	4,146,546.57	0.35%	21	5.1600	1.453800	Totals	143	1,180,794,589.52	100.00%	22	4.5015	1.682148
Kansas	1	463,350.80	0.04%	23	4.2200	4.214500
									Property Type³
Kentucky	2	12,912,907.26	1.09%	22	4.8704	1.825454
Maryland	3	6,836,016.55	0.58%	23	4.7930	0.821600		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Massachusetts	2	25,992,516.68	2.20%	22	4.5374	1.936344		Properties	Balance	Agg. Bal.			DSCR¹
Michigan	8	28,033,335.54	2.37%	22	4.5525	3.203183	Defeased	22	144,112,558.71	12.20%	21	4.5972	NAP
Minnesota	1	11,125,406.74	0.94%	23	4.3740	1.448400	Industrial	13	92,446,883.78	7.83%	23	4.5383	2.134855
Missouri	2	6,749,889.37	0.57%	21	4.9291	1.401593	Lodging	9	111,447,277.65	9.44%	22	4.7326	1.326318
Nebraska	1	481,220.41	0.04%	23	4.2200	4.214500	Mixed Use	4	159,014,721.65	13.47%	22	4.5480	1.158259
Nevada	3	17,915,071.88	1.52%	23	5.0628	2.096796	Mobile Home Park	3	14,314,589.44	1.21%	21	4.4128	3.384315
New Hampshire	1	1,227,464.35	0.10%	23	4.2200	4.214500	Multi-Family	21	112,763,975.11	9.55%	16	4.4763	1.534616
New Jersey	1	5,116,710.83	0.43%	22	4.6000	1.323900	Office	11	346,617,072.91	29.35%	22	4.3127	1.462409
New York	14	158,332,167.34	13.41%	22	4.4916	1.355064	Retail	31	126,630,267.23	10.72%	22	4.7186	1.654297
North Carolina	1	3,438,768.48	0.29%	23	4.8300	1.648500	Self Storage	29	73,447,243.00	6.22%	22	4.3881	3.613110
							Totals	143	1,180,794,589.52	100.00%	22	4.5015	1.682148

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	22	144,112,558.71	12.20%	21	4.5972	NAP	Defeased	22	144,112,558.71	12.20%	21	4.5972	NAP
	4.000% or less	5	11,835,994.54	1.00%	22	3.9643	1.451012	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	9	255,306,223.76	21.62%	23	4.1176	2.248944	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	14	162,391,180.89	13.75%	22	4.3891	2.052219	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	27	465,523,703.91	39.42%	22	4.5861	1.321930	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	14	65,060,970.97	5.51%	22	4.8349	1.453989	49 months or greater	80	1,036,682,030.81	87.80%	22	4.4881	1.671296
	5.001% to 5.250%	8	64,854,298.66	5.49%	11	5.0927	1.172951	Totals	102	1,180,794,589.52	100.00%	22	4.5015	1.682148
	5.251% to 5.500%	3	11,709,658.08	0.99%	22	5.3021	1.873545
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	102	1,180,794,589.52	100.00%	22	4.5015	1.682148
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	22	144,112,558.71	12.20%	21	4.5972	NAP	Defeased	22	144,112,558.71	12.20%	21	4.5972	NAP
	60 months or less	80	1,036,682,030.81	87.80%	22	4.4881	1.671296	Interest Only	7	237,362,500.00	20.10%	23	4.1432	1.891485
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	10	71,136,130.51	6.02%	12	4.9962	1.169899
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	61	604,858,880.62	51.22%	22	4.5511	1.756456
	Totals	102	1,180,794,589.52	100.00%	22	4.5015	1.682148	301 months to 360 months	1	117,857,601.90	9.98%	22	4.5700	1.107400
								361 months to 420 months	1	5,466,917.78	0.46%	23	4.1200	1.370000
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	102	1,180,794,589.52	100.00%	22	4.5015	1.682148
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	22	144,112,558.71	12.20%	21	4.5972	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	71	979,526,134.22	82.95%	22	4.5013	1.590506
	13 months to 24 months	6	45,606,081.71	3.86%	23	4.2345	3.346590
	25 months or greater	3	11,549,814.88	0.98%	22	4.3773	1.907899
	Totals	102	1,180,794,589.52	100.00%	22	4.5015	1.682148
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310924435	OF	Los Angeles	CA	Actual/360	4.050%	506,250.00	0.00	0.00	N/A	09/01/24	--	150,000,000.00	150,000,000.00	10/01/22
2	310924864	MU	New York	NY	Actual/360	4.570%	449,403.14	147,598.22	0.00	N/A	08/11/24	--	118,005,200.10	117,857,601.90	10/11/22
3	440000408	OF	Stamford	CT	Actual/360	4.585%	363,301.97	148,446.34	0.00	N/A	08/06/24	--	95,084,484.30	94,936,037.96	10/06/22
4	870924049	LO	Miami	FL	Actual/360	4.620%	180,707.42	101,904.75	0.00	N/A	07/11/24	--	46,936,992.78	46,835,088.03	10/11/22
5	780924917	OF	Denver	CO	Actual/360	4.230%	167,834.06	0.00	0.00	N/A	08/11/24	--	47,612,500.00	47,612,500.00	10/11/22
6	440000415	IN	Various	Various	Actual/360	4.563%	161,296.20	66,141.10	0.00	09/06/24	09/06/44	--	42,418,460.95	42,352,319.85	10/06/22
7	310923196	SS	Various	Various	Actual/360	4.220%	104,322.96	67,241.86	0.00	09/11/24	09/11/44	--	29,665,297.58	29,598,055.72	10/11/22
8	440000409	MU	Hermosa Beach	CA	Actual/360	4.341%	107,438.91	51,069.69	0.00	N/A	09/06/24	--	29,699,767.42	29,648,697.73	10/06/22
9	302480009	MF	Various	TX	Actual/360	4.358%	106,186.06	50,389.43	0.00	N/A	08/11/24	--	29,238,932.22	29,188,542.79	10/11/22
11	302480011	MF	Dickinson	ND	Actual/360	5.010%	90,326.41	80,747.10	0.00	N/A	09/01/21	--	21,635,068.44	21,554,321.34	12/01/17
12	310924344	RT	Chico	CA	Actual/360	4.410%	90,961.78	48,338.81	0.00	N/A	07/11/24	04/11/24	24,751,503.49	24,703,164.68	10/11/22
13	310925007	LO	Aventura	FL	Actual/360	4.640%	90,311.88	50,293.39	0.00	N/A	08/11/24	--	23,356,521.89	23,306,228.50	10/11/22
14	440000423	IN	Houston	TX	Actual/360	4.450%	91,690.62	39,276.26	0.00	09/01/24	09/01/44	--	24,725,561.76	24,686,285.50	10/01/22
15	302480015	OF	Boston	MA	Actual/360	4.550%	94,791.67	0.00	0.00	N/A	08/01/24	--	25,000,000.00	25,000,000.00	10/01/22
16	440000417	IN	Various	Various	Actual/360	4.563%	88,942.32	36,471.68	0.00	09/06/24	09/06/44	--	23,390,486.26	23,354,014.58	10/06/22
17	300571159	MF	San Antonio	TX	Actual/360	4.520%	80,290.57	33,473.29	0.00	N/A	09/06/24	--	21,316,081.01	21,282,607.72	10/06/22
19	300571148	OF	Oklahoma City	OK	Actual/360	5.060%	61,728.21	44,833.90	0.00	N/A	08/06/24	--	14,639,101.61	14,594,267.71	10/06/22
21	416000152	MF	Keene	NH	Actual/360	4.750%	56,454.41	28,052.46	0.00	N/A	09/01/24	--	14,262,167.63	14,234,115.17	10/01/22
23	302480023	RT	Las Vegas	NV	Actual/360	5.250%	57,137.06	25,693.50	0.00	N/A	09/01/24	--	13,059,899.90	13,034,206.40	10/01/22
25	302480025	RT	Carson	CA	Actual/360	4.400%	48,490.99	24,119.34	0.00	N/A	09/05/24	--	13,224,814.71	13,200,695.37	10/05/22
26	310921529	LO	Middleton	WI	Actual/360	4.460%	43,510.60	25,832.21	0.00	N/A	08/11/24	--	11,706,887.94	11,681,055.73	10/11/22
27	302480027	RT	Bloomington	MN	Actual/360	4.374%	40,642.34	24,756.30	0.00	N/A	09/01/24	--	11,150,163.04	11,125,406.74	10/01/22
28	310923602	LO	Anaheim	CA	Actual/360	4.440%	43,027.18	22,379.26	0.00	N/A	06/01/24	--	11,628,967.12	11,606,587.86	10/01/22
29	310923071	SS	Newport Beach	CA	Actual/360	4.380%	44,615.31	19,830.54	0.00	N/A	07/11/24	--	12,223,372.27	12,203,541.73	10/11/22
30	310924771	MH	Plymouth Township	MI	Actual/360	4.190%	38,014.41	20,597.63	0.00	N/A	07/11/24	--	10,887,181.79	10,866,584.16	10/11/22
32	310923603	LO	Weston	FL	Actual/360	4.600%	36,037.13	20,353.75	0.00	N/A	05/01/24	--	9,400,989.88	9,380,636.13	10/01/22
35	310923078	SS	Newport Beach	CA	Actual/360	4.380%	34,931.37	15,526.23	0.00	N/A	07/11/24	--	9,570,237.34	9,554,711.11	10/11/22
36	440000411	RT	Stuart	FL	Actual/360	4.465%	35,929.99	14,404.64	0.00	N/A	09/01/24	--	9,656,435.09	9,642,030.45	10/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
38	440000398	LO	Decatur	GA	Actual/360	4.834%	28,825.65	22,431.98	0.00	N/A	08/01/24	--	7,155,726.65	7,133,294.67	10/01/22
40	440000413	SS	Fort Worth	TX	Actual/360	4.487%	28,411.73	16,614.54	0.00	N/A	09/01/24	--	7,598,412.79	7,581,798.25	10/01/22
41	302480041	RT	Various	Various	Actual/360	4.793%	31,296.43	14,312.65	0.00	N/A	09/01/24	--	7,835,533.30	7,821,220.65	10/01/22
42	302480042	OF	Lakewood	CO	Actual/360	4.360%	31,246.67	0.00	0.00	N/A	08/01/24	--	8,600,000.00	8,600,000.00	10/01/22
43	416000149	LO	Lexington	KY	Actual/360	4.840%	29,502.68	15,299.62	0.00	N/A	08/01/24	--	7,314,715.21	7,299,415.59	10/01/22
44	302480044	MF	Nashville	TN	Actual/360	4.530%	27,316.47	15,903.43	0.00	N/A	07/01/24	--	7,236,151.07	7,220,247.64	10/01/22
45	302480045	MF	Newark	DE	Actual/360	4.420%	27,770.40	13,639.90	0.00	N/A	09/01/24	--	7,539,474.22	7,525,834.32	10/01/22
46	310923810	SS	Fullerton	CA	Actual/360	4.540%	26,188.39	13,264.13	0.00	N/A	07/11/24	--	6,922,042.43	6,908,778.30	10/11/22
47	440000400	OF	Garden Grove	CA	Actual/360	4.220%	26,375.00	0.00	0.00	N/A	08/01/24	--	7,500,000.00	7,500,000.00	10/01/22
48	300571154	MU	Miami Beach	FL	Actual/360	4.900%	26,430.63	13,373.87	0.00	N/A	09/06/24	--	6,472,807.20	6,459,433.33	10/06/22
49	310922367	LO	Greenville	SC	Actual/360	4.720%	25,292.44	13,695.60	0.00	N/A	08/01/24	--	6,430,281.61	6,416,586.01	10/01/22
50	300571152	RT	Kent	WA	Actual/360	4.650%	25,697.50	10,912.71	0.00	N/A	08/06/24	--	6,631,611.66	6,620,698.95	10/06/22
51	440000406	MF	Toledo	OH	Actual/360	4.828%	25,864.70	10,980.44	0.00	N/A	08/01/24	--	6,428,673.54	6,417,693.10	10/01/22
52	302480052	LO	Germantown	TN	Actual/360	5.290%	25,092.72	17,019.97	0.00	N/A	08/01/24	--	5,692,111.09	5,675,091.12	10/01/22
53	416000151	LO	Georgetown	KY	Actual/360	4.910%	23,040.20	17,514.89	0.00	N/A	08/01/24	--	5,631,006.56	5,613,491.67	10/01/22
54	300571138	RT	Powell	OH	Actual/360	4.550%	24,054.59	11,366.82	0.00	N/A	07/06/24	--	6,344,068.65	6,332,701.83	10/06/22
55	302480055	LO	Dallas	TX	Actual/360	5.050%	23,519.36	17,018.61	0.00	N/A	09/01/24	--	5,588,758.78	5,571,740.17	07/01/21
56	302480056	LO	Lock Haven	PA	Actual/360	4.610%	19,176.15	15,467.70	0.00	N/A	09/01/24	--	4,991,623.29	4,976,155.59	06/01/22
57	302480057	RT	Tupelo	MS	Actual/360	4.570%	21,345.88	10,582.43	0.00	N/A	09/01/24	--	5,605,044.05	5,594,461.62	10/01/22
58	300571145	RT	Orangeburg	SC	Actual/360	4.760%	21,107.88	11,271.64	0.00	N/A	08/06/24	--	5,321,314.31	5,310,042.67	10/06/22
59	470090450	MF	Bronx	NY	Actual/360	4.120%	18,792.87	6,733.09	0.00	N/A	09/01/24	--	5,473,650.87	5,466,917.78	10/01/22
60	440000403	OF	Fairfield	NJ	Actual/360	4.600%	19,656.62	11,102.04	0.00	N/A	08/01/24	--	5,127,812.87	5,116,710.83	10/01/22
61	310924010	SS	Escondido	CA	Actual/360	4.500%	19,277.33	9,857.08	0.00	N/A	08/11/24	--	5,140,621.19	5,130,764.11	10/11/22
62	416000153	RT	Various	Various	Actual/360	4.570%	19,379.53	8,997.72	0.00	N/A	09/01/24	--	5,088,716.47	5,079,718.75	10/01/22
63	440000393	LO	Kansas City	MO	Actual/360	4.854%	20,408.64	8,627.75	0.00	N/A	07/01/24	--	5,045,400.06	5,036,772.31	10/01/22
64	440000419	LO	Palm Springs	CA	Actual/360	4.723%	17,920.76	9,640.36	0.00	N/A	09/01/24	--	4,553,230.94	4,543,590.58	10/01/22
65	300571160	MU	Pittsburg	PA	Actual/360	4.800%	20,226.28	7,580.98	0.00	N/A	09/06/24	--	5,056,569.67	5,048,988.69	10/06/22
66	302480066	MF	Baton Rouge	LA	Actual/360	4.947%	17,479.19	13,049.89	0.00	N/A	06/01/24	--	4,239,948.45	4,226,898.56	10/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
68	310922132	RT	Springfield	OH	Actual/360	4.790%	16,151.28	12,741.64	0.00	N/A	08/01/24	--	4,046,250.18	4,033,508.54	10/01/22
69	300571153	RT	Livonia	MI	Actual/360	5.340%	18,783.97	8,199.18	0.00	N/A	09/06/24	--	4,221,116.02	4,212,916.84	10/06/22
70	302480070	RT	Fishers	IN	Actual/360	5.160%	17,866.15	8,372.69	0.00	N/A	07/06/24	--	4,154,919.26	4,146,546.57	10/06/22
71	300571141	SS	Avon	MA	Actual/360	4.880%	16,774.44	8,642.12	0.00	N/A	04/06/24	--	4,124,862.69	4,116,220.57	10/06/22
73	470091110	MF	New York	NY	Actual/360	4.000%	15,333.33	0.00	0.00	N/A	07/01/24	--	4,600,000.00	4,600,000.00	10/01/22
74	300571150	RT	Bolingbrook	IL	Actual/360	4.720%	16,227.58	7,165.25	0.00	N/A	08/06/24	--	4,125,655.23	4,118,489.98	10/06/22
75	440000404	LO	San Diego	CA	Actual/360	4.839%	15,606.80	8,109.34	0.00	N/A	08/01/24	--	3,870,254.58	3,862,145.24	10/01/22
76	300571147	MF	Houston	TX	Actual/360	4.820%	15,411.27	7,017.30	0.00	N/A	05/06/24	--	3,836,831.09	3,829,813.79	10/06/22
78	470090420	MF	New York	NY	Actual/360	3.880%	11,400.74	8,361.23	0.00	N/A	09/01/24	--	3,526,002.45	3,517,641.22	10/01/22
79	410923741	RT	Bristol	CT	Actual/360	4.700%	14,068.75	7,714.04	0.00	N/A	07/11/24	--	3,592,020.67	3,584,306.63	10/11/22
80	300571156	RT	Memphis	TN	Actual/360	4.680%	13,721.56	7,493.33	0.00	N/A	09/06/24	--	3,518,349.27	3,510,855.94	10/06/22
82	300571155	RT	Franklin	NC	Actual/360	4.830%	13,869.98	7,189.23	0.00	N/A	09/06/24	--	3,445,957.71	3,438,768.48	10/06/22
83	410923616	MF	Sterling Heights	MI	Actual/360	4.290%	12,118.45	7,652.93	0.00	N/A	08/01/24	--	3,389,775.38	3,382,122.45	10/01/22
84	300571149	RT	San Luis	AZ	Actual/360	4.440%	12,832.40	7,166.88	0.00	N/A	08/06/24	--	3,468,215.29	3,461,048.41	10/06/22
85	410924102	SS	Turlock	CA	Actual/360	4.550%	12,620.95	7,255.81	0.00	N/A	08/11/24	--	3,328,602.13	3,321,346.32	10/11/22
87	410923711	RT	Roswell	GA	Actual/360	4.590%	11,438.36	6,483.28	0.00	N/A	08/11/24	--	2,990,422.10	2,983,938.82	10/11/22
89	470091490	MF	Cincinnati	OH	Actual/360	4.290%	10,322.17	6,483.50	0.00	N/A	09/01/24	--	2,887,319.48	2,880,835.98	10/01/22
92	410923351	SS	Green Valley	AZ	Actual/360	4.650%	10,425.27	5,817.29	0.00	N/A	07/11/24	--	2,690,391.26	2,684,573.97	10/11/22
93	410923225	MF	Clinton Township	MI	Actual/360	4.750%	9,825.24	7,848.40	0.00	N/A	08/01/24	--	2,482,165.76	2,474,317.36	10/01/22
94	302480094	RT	Greenport	NY	Actual/360	5.130%	10,737.08	6,386.64	0.00	N/A	09/05/24	--	2,511,597.83	2,505,211.19	10/05/22
95	410923563	RT	Katy	TX	Actual/360	4.750%	10,189.35	5,460.07	0.00	N/A	08/11/24	--	2,574,151.30	2,568,691.23	10/11/22
96	810922736	RT	Westland	MI	Actual/360	4.770%	7,914.61	10,210.25	0.00	N/A	08/11/24	--	1,991,096.99	1,980,886.74	10/11/22
97	302480097	SS	Fayetteville	AR	Actual/360	4.710%	8,747.16	4,753.05	0.00	N/A	08/01/24	--	2,228,574.71	2,223,821.66	10/01/22
98	870924158	RT	Lima	OH	Actual/360	4.570%	8,211.59	4,687.45	0.00	N/A	08/11/24	--	2,156,216.98	2,151,529.53	10/11/22
100	302480100	MH	Little Rock	AR	Actual/360	4.600%	8,108.35	4,579.60	0.00	N/A	08/05/24	--	2,115,222.52	2,110,642.92	10/05/22
102	810921337	IN	Novi	MI	Actual/360	4.810%	8,251.63	4,354.85	0.00	N/A	07/01/24	--	2,058,618.70	2,054,263.85	10/01/22
103	410923226	MF	Sterling Heights	MI	Actual/360	4.750%	8,066.57	4,322.55	0.00	N/A	08/01/24	--	2,037,870.20	2,033,547.65	10/01/22
104	410923839	SS	Sacramento	CA	Actual/360	4.690%	7,852.94	4,320.93	0.00	N/A	07/11/24	04/11/24	2,009,281.04	2,004,960.11	10/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
105	410924331	MF	Corvallis	OR	Actual/360	4.670%	7,697.33	4,241.59	0.00	N/A	08/11/24	--	1,977,900.88	1,973,659.29	10/11/22
106	300571151	RT	Mansfield	OH	Actual/360	4.950%	8,183.33	4,093.38	0.00	N/A	08/06/24	--	1,983,837.20	1,979,743.82	10/06/22
107	410924739	OF	Studio City	CA	Actual/360	4.240%	6,578.32	4,231.48	0.00	N/A	08/11/24	--	1,861,787.89	1,857,556.41	10/11/22
108	300571142	SS	Southington	CT	Actual/360	4.880%	7,615.33	3,901.55	0.00	N/A	05/06/24	--	1,872,622.52	1,868,720.97	10/06/22
109	300571143	RT	Belleville	IL	Actual/360	4.620%	7,466.62	3,420.37	0.00	N/A	08/06/24	--	1,939,383.11	1,935,962.74	10/06/22
110	440000405	SS	Lakeland	FL	Actual/360	5.252%	7,988.56	3,610.32	0.00	N/A	08/01/24	--	1,825,260.44	1,821,650.12	10/01/22
111	479058100	RT	Marion	SC	Actual/360	4.880%	7,541.71	3,379.47	0.00	N/A	08/01/24	--	1,854,519.43	1,851,139.96	10/01/22
112	302480112	MH	League City	TX	Actual/360	4.540%	6,550.09	3,758.47	0.00	N/A	09/05/24	--	1,731,302.20	1,727,543.73	10/05/22
113	302480113	MH	Liberty	MO	Actual/360	5.150%	7,366.91	3,444.41	0.00	N/A	08/01/24	--	1,716,561.47	1,713,117.06	10/01/22
114	302480114	MH	Rex	GA	Actual/360	5.080%	7,358.16	3,259.58	0.00	N/A	09/05/24	--	1,738,147.80	1,734,888.22	10/05/22
117	470090990	MF	Brooklyn	NY	Actual/360	4.000%	4,752.68	3,363.38	0.00	N/A	07/01/24	--	1,425,804.17	1,422,440.79	10/01/22
120	302480120	MH	Brigham City	UT	Actual/360	5.180%	5,627.78	2,590.36	0.00	N/A	09/01/24	--	1,303,731.96	1,301,141.60	10/01/22
123	470090720	MF	Bronx	NY	Actual/360	4.100%	4,783.33	0.00	0.00	N/A	07/01/24	--	1,400,000.00	1,400,000.00	10/01/22
124	470090930	MF	New York	NY	Actual/360	4.000%	4,166.67	0.00	0.00	N/A	08/01/24	--	1,250,000.00	1,250,000.00	10/01/22
125	302480125	SS	Bonita Springs	FL	Actual/360	5.260%	4,763.29	2,147.00	0.00	N/A	08/01/24	--	1,086,681.45	1,084,534.45	10/01/22
126	470090830	MF	New York	NY	Actual/360	4.000%	3,494.62	2,473.07	0.00	N/A	07/01/24	--	1,048,385.60	1,045,912.53	10/01/22
128	470090400	MF	New York	NY	Actual/360	4.100%	3,440.47	2,357.91	0.00	N/A	06/01/24	--	1,006,967.60	1,004,609.69	10/01/22
129	470088610	MF	New York	NY	Actual/360	4.350%	2,763.63	1,716.68	0.00	N/A	07/01/24	--	762,380.88	760,664.20	09/01/22
Totals							4,436,288.46	1,784,809.37	0.00				1,182,579,398.87	1,180,794,589.52
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	37,574,574.44	17,014,290.75	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	26,077,715.83	12,571,818.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	11,669,193.79	4,422,424.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,909,372.36	4,468,262.36	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,797,524.00	1,773,335.74	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,221,263.04	2,642,345.19	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	653.76	0.00
7	7,730,873.25	8,778,755.46	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,466,305.32	1,524,597.82	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,310,118.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,032,170.49	0.00	--	--	03/11/22	18,189,965.94	4,780,516.33	94,105.57	6,058,068.17	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	2,076,072.32	2,173,269.19	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,315,944.66	1,657,971.84	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	1,173,561.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,832,096.37	2,159,069.94	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	79.71	0.00
17	1,888,966.00	1,206,019.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,787,578.25	870,849.10	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,914,969.00	978,704.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,533,587.76	829,645.98	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,535,892.32	654,527.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	2,193,573.60	1,226,266.26	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,602,344.56	1,352,577.62	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,821,700.64	1,048,838.41	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,130,968.48	591,432.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	1,043,143.92	1,129,773.17	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	594,447.92	262,152.61	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1,109,670.79	1,228,915.26	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	822,457.78	463,970.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,404,636.55	785,312.05	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,539,934.64	819,583.06	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	(292,290.92)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	693,834.29	227,479.91	01/01/22	03/31/22	--	0.00	26,664.86	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	828,575.00	454,440.05	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	784,793.38	824,467.86	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	770,369.00	309,285.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	140,202.46	177,165.23	01/01/22	06/30/22	04/12/21	0.00	0.00	40,420.37	606,621.67	0.00	0.00
56	997,835.00	0.00	--	--	04/12/21	0.00	0.00	34,538.82	180,429.51	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	621,709.00	312,421.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	414,494.00	419,292.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	637,160.00	290,162.46	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1,103,578.10	616,690.80	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	536,608.00	268,304.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	308,816.04	584,627.35	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	28,179.66	0.00	0.00	0.00	0.00	Full Defeasance
65	735,934.23	417,343.49	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
68	491,789.44	262,853.24	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
69	572,412.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	460,914.75	485,921.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	326,730.00	251,837.00	02/01/19	01/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
74	295,754.93	111,478.84	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	114,754.00	206,511.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	555,406.25	280,496.70	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
80	476,301.35	254,351.01	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
82	479,746.49	226,700.02	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
83	1,102,273.75	545,111.90	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
84	545,533.60	271,155.80	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
85	429,271.53	254,977.01	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
87	483,165.37	242,417.35	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
89	457,544.00	445,396.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
92	572,750.80	303,740.55	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
93	580,346.31	313,495.10	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
94	562,584.88	293,441.81	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
95	269,785.82	98,124.65	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
96	0.00	91,941.08	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
97	513,004.19	285,484.95	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
98	355,000.00	173,425.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
100	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
102	725,524.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
103	375,207.39	208,502.94	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
104	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
105	318,526.00	186,324.00	01/01/18	06/30/18	--	0.00	0.00	0.00	0.00	0.00	0.00
106	268,230.81	152,445.41	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
107	422,822.60	264,386.40	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
108	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
109	262,397.00	110,538.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
110	424,693.95	235,715.75	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
111	252,008.00	305,658.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
112	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
113	232,600.69	103,956.28	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
114	326,174.52	166,933.74	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	5,911.09	0.00
117	159,543.00	174,211.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
120	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
123	60,566.00	7,775.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
124	(69,546.00)	183,205.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
125	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
126	100,026.00	58,747.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
128	90,691.00	96,616.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
129	80,269.00	79,924.00	01/01/20	12/31/20	--	0.00	0.00	4,480.31	4,480.31	0.00	0.00
Totals	155,893,518.58	86,443,745.73				18,189,965.94	4,835,360.85	173,545.07	6,849,599.66	6,644.56	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/22	0	0.00	0	0.00	2	10,547,895.76	1	5,571,740.17	1	21,554,321.34	0	0.00	0	0.00	0	0.00	4.501461%	4.459725%	22
09/16/22	0	0.00	0	0.00	2	10,580,382.07	1	5,588,758.78	1	21,635,068.44	0	0.00	0	0.00	3	7,050,078.48	4.501640%	4.459889%	23
08/17/22	0	0.00	0	0.00	2	10,611,316.27	1	5,604,923.12	1	21,712,470.73	0	0.00	0	0.00	1	1,548,943.26	4.500733%	4.458849%	24
07/15/22	0	0.00	0	0.00	3	12,195,444.04	1	5,621,017.47	1	21,789,540.53	0	0.00	0	0.00	3	20,772,591.83	4.501783%	4.459581%	25
06/17/22	0	0.00	0	0.00	3	12,232,134.25	1	5,637,829.57	1	21,869,309.67	0	0.00	0	0.00	1	1,427,047.91	4.493521%	4.450717%	26
05/17/22	0	0.00	0	0.00	3	12,267,017.84	1	5,653,781.44	1	21,945,705.75	0	0.00	0	0.00	0	0.00	4.493986%	4.452085%	27
04/18/22	0	0.00	0	0.00	3	12,303,418.02	1	5,670,456.24	1	22,024,825.61	0	0.00	0	0.00	0	0.00	4.494159%	4.452244%	28
03/17/22	0	0.00	0	0.00	3	12,338,003.17	1	5,686,266.85	1	22,100,553.65	0	0.00	0	0.00	0	0.00	4.494321%	4.452393%	29
02/17/22	0	0.00	0	0.00	3	12,377,461.41	1	5,704,399.21	1	22,185,178.91	0	0.00	0	0.00	0	0.00	4.494512%	4.451629%	30
01/18/22	1	4,627,251.93	0	0.00	3	12,411,736.53	1	5,720,062.85	1	22,260,218.13	1	5,111,370.82	0	0.00	0	0.00	4.494672%	4.451775%	31
12/17/21	0	0.00	0	0.00	4	17,081,826.65	1	5,735,658.67	1	22,334,935.01	0	0.00	0	0.00	0	0.00	4.494830%	4.450962%	32
11/18/21	0	0.00	0	0.00	4	17,126,780.33	1	5,751,990.35	1	22,412,436.60	0	0.00	0	0.00	1	3,003,063.43	4.494997%	4.451115%	33
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	302480011	12/01/17	57	5	94,105.57	6,058,068.17	383,690.32	25,801,400.56	02/15/16	7			09/27/17
55	302480055	07/01/21	14	6	40,420.37	606,621.67	19.00	5,814,221.09	04/10/20	1		03/12/18
56	302480056	06/01/22	3	3	34,538.82	180,429.51	0.00	5,080,609.18	04/09/20	1
129	470088610	09/01/22	0	B	4,480.31	4,480.31	0.00	762,380.88
Totals					173,545.07	6,849,599.66	383,709.32	37,458,611.71
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		21,554,321	0	0		21,554,321
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		1,039,249,593	1,028,701,697	4,976,156		5,571,740
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		119,990,676	119,990,676	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-22	1,180,794,590	1,148,692,372	0	0	10,547,896	21,554,321
Sep-22	1,182,579,399	1,150,363,948	0	0	10,580,382	21,635,068
Aug-22	1,191,293,435	1,158,969,648	0	0	10,611,316	21,712,471
Jul-22	1,194,504,119	1,160,519,135	0	0	12,195,444	21,789,541
Jun-22	1,217,082,601	1,182,981,157	0	0	12,232,134	21,869,310
May-22	1,220,188,565	1,185,975,842	0	0	12,267,018	21,945,706
Apr-22	1,221,981,017	1,187,652,773	0	0	12,303,418	22,024,826
Mar-22	1,223,646,201	1,189,207,644	0	0	6,651,736	27,786,821
Feb-22	1,225,675,865	1,191,113,225	0	0	6,673,062	27,889,578
Jan-22	1,227,326,436	1,188,027,229	4,627,252	0	6,691,674	27,980,281
Dec-21	1,228,970,476	1,189,553,714	0	0	11,346,168	28,070,594
Nov-21	1,230,732,346	1,191,193,129	0	0	11,374,790	28,164,427
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	302480011	21,554,321.34	25,801,400.56	15,600,000.00	05/04/22	984,869.49	0.47970	12/31/21	09/01/21	178
45	302480045	7,525,834.32	7,525,834.32	11,000,000.00	07/01/14	441,230.00	1.77580	06/30/21	09/01/24	262
55	302480055	5,571,740.17	5,814,221.09	10,500,000.00	05/01/22	177,165.23	0.72830	06/30/22	09/01/24	202
56	302480056	4,976,155.59	5,080,609.18	8,300,000.00	07/20/22	908,270.00	2.18470	12/31/19	09/01/24	262
Totals		39,628,051.42	44,222,065.15	45,400,000.00		2,511,534.72

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
11	302480011	MF	ND	02/15/16	7

The subject property is a 234-unit multifamily property located in Dickinson, ND, which is within the Bakken shale formation area. As of September 2022, the property is 98.7% occupied with average effective rents of $1.07/SF or $967/month.

Given t he high historical occupancy at the property, the PM is being aggressive on renewal rates which have averaged over 7% for the past four months. A revenue management system has been put into place in order to maximize revenue and manage occupancy. O ccupancy among the property comps is currently 91% with rents comparable or slightly lower than the subject. The submarket is highly sensitive to demand for oil service labor and although the current high price of oil has not translated into a retur

n to pre-covid drilling activity in the Bakken, occupancy and rents have recovered. The property was inspected in September 2022 and found to be in good condition, with no deferred maintenance issues noted.

	The Trust took title via foreclosure sale			on 9/27/17. Delinquency for August closed at 1.7%. The 2022 budget has been approved. The property will be sold in 2023.

45	302480045	MF	DE	06/03/22	13

Loan transferred to Special Servicing due to imminent non monetary default effective 6/3/2022. The subject is a 100 unit multifamily property, built in 1963 and located in Newark, DE. The borrower has been non-communicative for an extended period of time, including to requests for a property inspection. The SpecialServicer is seeking to conduct an inspection of the property, resolve insurance deficiencies, and cure heavily delinquent reporting obligations.

55	302480055	LO	TX	04/10/20	1

COVID - The loan transferred to special servicing effective 4/10/2020 for imminent monetary default. The 90-room hotel in Dallas, TX was built in 2009. The property was inspected on 4/14/22 and found to be in good condition. The Borrower had reque sted forbearance relief and came to an agreement with the SpecialServicer on loan modification terms. However, the Borrower was unable to follow through with those terms and did not present another viable workout proposal.

Receiver was appointed 7/20 21. The SpecialServicer is evaluating alternatives including foreclosure or a possible loan assumption. TTM August 2022 indicates 62.5% occupancy, $94.44 ADR, and $59.07 RevPAR (compares to 52.5%,

$88.97 and $46.69 for TTM August 2021). TTM August 2 022 RevPAR Index of 78.1 compares to 71.2 TTM 2021 and 66.4 TTM 2020. The trailing three-month RevPAR Index changed year-over-year from 76.0 in 2021 to 65.1 in 2022.

56	302480056	LO	PA	04/09/20	1
	COVID - The loan transferred to special servicing effective 4/29/2020 for imminent monetary default. The 65-room hotel in Lock Haven, PA was built in 2009.						The property was inspected on 5/5/22 and found to be in good condition. A loan modification

closed on 12/22/21 and has been boarded by the Master Servicer. Modification terms include 12 months of forbearance from P&I between April 2020-March 2021 and 3 months of interest-only payments between April 2021 and

	June 2021. Payback of the deferr		ed P&I began in July 2021 with all amounts to be repaid by April 2023. TTM August 2022 indicates 61.3% occupancy, $127.92 ADR, and $78.42 RevPAR (compares to 59.1%, $112.78 and $66.68 for TTM
	August 2021). TTM August 2022 RevPAR Index of 147.3 compar				es to 173.3 TTM 2021 and 176.2 TTM 2020.	The trailing three-month RevPAR Index changed year-over-year from 162.8 in 2021 to 124.3 in 2022.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
26	310921529	12,352,340.32	4.46000%	12,352,340.32	4.46000%	10	05/31/20	06/11/20	07/13/20
43	416000149	7,702,985.03	4.84000%	7,702,985.03	4.84000%	10	06/02/20	06/01/20	06/11/20
50	300571152	6,900,911.97	4.65000%	6,900,911.97	4.65000%	10	05/05/20	05/06/20	07/13/20
53	416000151	6,053,078.28	4.91000%	6,053,078.28	4.91000%	10	07/06/20	08/01/20	08/11/20
55	302480055	6,013,034.54	5.05000%	6,013,034.54	5.05000%	8	08/15/18	08/15/18	--
56	302480056	5,420,269.01	4.61000%	5,420,269.01	4.61000%	9	08/15/18	12/22/21	--
56	302480056	0.00	4.61000%	0.00	4.61000%	9	12/22/21	12/22/21	--
68	310922132	4,343,006.49	4.79000%	4,343,006.49	4.79000%	10	07/17/20	05/01/20	09/11/20
75	440000404	0.00	4.83900%	0.00	4.83900%	10	06/25/20	05/06/20	08/11/20
Totals		48,785,625.64		48,785,625.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
22	416000156 10/18/19	15,026,413.25	7,200,000.00	3,962,782.63	2,532,734.19	3,811,673.24	1,278,939.05	13,747,474.20	0.00	270,922.15	13,476,552.05	83.39%
37	302480037 08/17/21	8,008,628.03	7,700,000.00	7,601,803.29	2,166,730.52	7,300,153.34	5,133,422.82	2,875,205.21	0.00	136,135.44	2,739,069.77	30.09%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		23,035,041.28	14,900,000.00	11,564,585.92	4,699,464.71	11,111,826.58	6,412,361.87	16,622,679.41	0.00	407,057.59	16,215,621.82

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	416000156	12/17/20	0.00	0.00	13,476,552.05	0.00	0.00	(103,621.43)	0.00	0.00	13,374,985.60
		12/17/19	0.00	0.00	13,580,173.48	0.00	0.00	(167,300.72)	0.00	0.00
		10/18/19	0.00	0.00	13,747,474.20	0.00	0.00	13,747,474.20	0.00	(101,566.45)
37	302480037	12/17/21	0.00	0.00	2,739,069.77	0.00	0.00	(136,135.44)	0.00	0.00	2,739,069.77
		08/17/21	0.00	0.00	2,875,205.21	0.00	0.00	2,875,205.21	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	16,215,621.82	0.00	0.00	16,215,621.82	0.00	(101,566.45)	16,114,055.37

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	4,507.31	0.00	0.00	75,791.53	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	1,570.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	0.00	0.00	366.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	1,164.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	1,039.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	0.00	0.00	275.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,282.27	0.00	641.71	75,791.53	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		84,715.51

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Supplemental Notes
None

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